Financial assets at FVTOCI_Changes in allowance for credit losses of financial assets at FVTOCI (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ (6,177,000,000)	₩ (4,236,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses			0
Transfer to lifetime expected credit losses			0
Transfer to credit-impaired financial assets			0
Net provision of allowance for credit losses		(3,297,000,000)	(2,027,000,000)	₩ 0
Disposal		853,000,000
Others	[1]	52,000,000	86,000,000
Ending balance		(8,569,000,000)	(6,177,000,000)	(4,236,000,000)
Financial assets at fair value through other comprehensive income, category [Member] | Stage 1
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		(5,939,000,000)	(4,107,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net provision of allowance for credit losses		(3,297,000,000)	(1,918,000,000)
Disposal		615,000,000
Others	[1]	52,000,000	86,000,000
Ending balance		(8,569,000,000)	(5,939,000,000)	(4,107,000,000)
Financial assets at fair value through other comprehensive income, category [Member] | Stage 2
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		(238,000,000)	(129,000,000)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net provision of allowance for credit losses		0	(109,000,000)
Disposal		238,000,000
Others	[1]	0	0
Ending balance		0	(238,000,000)	(129,000,000)
Financial assets at fair value through other comprehensive income, category [Member] | Stage 3
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Net provision of allowance for credit losses		0	0
Disposal		0
Others	[1]	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.